Related Party Transactions (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Share-based compensation	$ 0	$ 713	$ 0
Directors
Disclosure of transactions between related parties [line items]
Share-based compensation		323
Other key management personnel
Disclosure of transactions between related parties [line items]
Share-based compensation		$ 390